Schedule of Investments
May 31, 2020 (unaudited)
Monteagle Quality Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.52%

Health Care Equipment & Services - 23.88%
CVS Health Corp.	6,100	399,977
UnitedHealth Group, Inc.	1,816	553,608

		953,585

Media & Entertainment - 30.05%
Alphabet, Inc. Class A (2)	363	520,368
Facebook, Inc. Class A (2)	3,018	679,321

		1,199,689

Pharmaceuticals, Biotechnology & Life Science - 5.95%
Johnson & Johnson	1,597	237,554

Retailing - 11.01%
Amazon.com, Inc. (2)	180	439,627

Software & Services - 11.79%
Microsoft Corp.	2,569	470,769

Technology Hardware & Equipment - 12.84%
Apple, Inc.	1,612	512,519

Total Common Stock	(Cost $ 1,955,834)	3,813,743

Money Market Registered Investment Companies - 4.51%

Federated Government Obligations Fund - Institutional Class, 0.09% (3)	179,948	179,948

Total Money Market Registered Investment Companies	(Cost $ 179,948)	179,948

Total Investments - 100.03%	(Cost $ 2,135,781)	3,993,691

Liabilities in Excess Other Assets - (0.03%)		(999)

Total Net Assets - 100.00%		3,992,692

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,993,691	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,993,691	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2020.